Investment - Schedule of Investments at Amortized Cost and Fair Value (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Short-term Investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Held-to-maturity debt investments, fair value	¥ 120,464	$ 17,466	¥ 141,584
Available-for-sale debt investments, fair value	855	124	2,557
Short-term Investments | Corporate Debt Securities
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Held-to-maturity debt investments, Cost or Amortized cost less allowance for credit losses	119,984		140,686
Held-to-maturity debt investments, gross unrecognized holding gains	631		898
Held-to-maturity debt investments, fair value	120,464	17,466	141,584
Available-for-sale debt investments, Cost or Amortized cost less allowance for credit losses	847		2,547
Held-to-maturity debt investments, gross unrecognized holding losses	(151)
Available-for-sale debt investments, gross unrealized gains	8		10
Available-for-sale debt investments, fair value	855	124	2,557
Long-term investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Available-for-sale debt investments, fair value	2,447	355	2,262
Equity investments at fair value with readily determinable fair value, fair value	12,100	1,754	16,375
Investments accounted for at fair value, fair value	4,616	669	4,228
Long-term investments | Corporate Debt Securities
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Available-for-sale debt investments, Cost or Amortized cost less allowance for credit losses	3,735		2,820
Available-for-sale debt investments, gross unrealized gains	283		216
Available-for-sale debt investments, gross unrealized losses	(1,571)		(774)
Available-for-sale debt investments, fair value	2,447	355	2,262
Investments accounted for at fair value, cost or amortized cost	2,331		1,974
Investments accounted for at fair value, gross unrealized gains	2,855		2,653
Investments accounted for at fair value, gross unrealized Losses	(570)		(399)
Investments accounted for at fair value, fair value	4,616	669	4,228
Long-term investments | Ordinary Shares
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Equity investments at fair value with readily determinable fair value, cost or amortized cost	15,835		15,046
Equity investments at fair value with readily determinable fair value, gross unrealized gains	2,731		6,046
Equity investments at fair value with readily determinable fair value, gross unrealized loss	(6,466)		(4,717)
Equity investments at fair value with readily determinable fair value, fair value	¥ 12,100	$ 1,754	¥ 16,375